Apr. 28, 2017

InvestEd Portfolios

Supplement dated August 18, 2017 to the

InvestEd Portfolios Prospectus

dated April 28, 2017

1) Effective September 18, 2017, the underlying affiliated mutual funds, the target ranges for those underlying funds, and the investment allocations among asset classes, will change for each of InvestEd Growth Portfolio, InvestEd Balanced Portfolio and InvestEd Conservative Portfolio (each, a “Portfolio” and, collectively, the “Portfolios”).

Thereafter, the allocations for each Portfolio will be in Class N shares (Class Y shares for the Waddell & Reed Advisors Funds) of the following underlying funds:

Growth Portfolio:

Underlying Fund	Investment Range
	Low	High
■ U.S. Equity Funds	40%	55%
■ Ivy Core Equity Fund	0%	25%
■ Ivy Dividend Opportunities Fund	0%	25%
■ Ivy Large Cap Growth Fund	0%	25%
■ Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	0%	25%
■ Ivy Value Fund	0%	25%
■ Ivy Mid Cap Growth Fund	0%	10%
■ Ivy Mid Cap Income Opportunities Fund	0%	10%
■ Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%	10%
■ Ivy Small Cap Core Fund	0%	10%
■ Ivy Small Cap Growth Fund	0%	10%
■ Global/International Equity Funds	15%	45%
■ Ivy Global Growth Fund	0%	25%
■ Ivy International Core Equity Fund	0%	25%
■ Ivy ProShares MSCI ACWI Index Fund	0%	25%
■ Ivy Emerging Markets Equity Fund	0%	15%
■ Ivy LaSalle Global Real Estate Fund	0%	15%
■ Fixed-Income Funds	5%	45%
■ Investment Grade Bond Funds	5%	40%
■ Ivy Advantus Bond Fund	0%	25%
■ Ivy ProShares S&P 500 Bond Index Fund	0%	25%
■ Waddell & Reed Advisors Bond Fund	0%	25%
■ Waddell & Reed Advisors Government Securities Fund	0%	25%
■ Non-Investment Grade Bond Funds	0%	15%
■ Ivy Apollo Strategic Income Fund	0%	15%
■ Ivy Global Bond Fund	0%	15%
■ Ivy High Income Fund	0%	15%
■ Ivy ProShares Interest Rate Hedged High Yield Index Fund	0%	15%
■ Short-Term Bond Funds	0%	15%
■ Ivy Government Money Market Fund	0%	15%
■ Ivy Limited-Term Bond Fund	0%	15%

Balanced Portfolio:

Underlying Fund	Investment Range
	Low	High
■ U.S. Equity Funds	30%	45%
■ Ivy Core Equity Fund	0%	25%
■ Ivy Dividend Opportunities Fund	0%	25%
■ Ivy Large Cap Growth Fund	0%	25%
■ Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	0%	25%
■ Ivy Value Fund	0%	25%
■ Ivy Mid Cap Growth Fund	0%	10%
■ Ivy Mid Cap Income Opportunities Fund	0%	10%
■ Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%	10%
■ Ivy Small Cap Core Fund	0%	10%
■ Ivy Small Cap Growth Fund	0%	10%
■ Global/International Equity Funds	10%	35%
■ Ivy Global Growth Fund	0%	25%
■ Ivy International Core Equity Fund	0%	25%
■ Ivy ProShares MSCI ACWI Index Fund	0%	25%
■ Ivy Emerging Markets Equity Fund	0%	15%
■ Ivy LaSalle Global Real Estate Fund	0%	10%
■ Fixed-Income Funds	20%	60%
■ Investment Grade Bond Funds	10%	55%
■ Ivy Advantus Bond Fund	0%	25%
■ Ivy ProShares S&P 500 Bond Index Fund	0%	25%
■ Waddell & Reed Advisors Bond Fund	0%	25%
■ Waddell & Reed Advisors Government Securities Fund	0%	25%
■ Non-Investment Grade Bond Funds	0%	25%
■ Ivy Apollo Strategic Income Fund	0%	15%
■ Ivy Global Bond Fund	0%	15%
■ Ivy High Income Fund	0%	15%
■ Ivy ProShares Interest Rate Hedged High Yield Index Fund	0%	15%
■ Short-Term Bond Funds	0%	20%
■ Ivy Government Money Market Fund	0%	20%
■ Ivy Limited-Term Bond Fund	0%	20%

Conservative Portfolio:

Underlying Fund	Investment Range
	Low	High
■ U.S. Equity Funds	20%	35%
■ Ivy Core Equity Fund	0%	25%
■ Ivy Dividend Opportunities Fund	0%	25%
■ Ivy Large Cap Growth Fund	0%	25%
■ Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	0%	25%
■ Ivy Value Fund	0%	25%
■ Ivy Mid Cap Growth Fund	0%	10%
■ Ivy Mid Cap Income Opportunities Fund	0%	10%
■ Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%	10%
■ Ivy Small Cap Core Fund	0%	10%
■ Ivy Small Cap Growth Fund	0%	10%
■ Global/International Equity Funds	5%	25%
■ Ivy Global Growth Fund	0%	20%
■ Ivy International Core Equity Fund	0%	20%
■ Ivy ProShares MSCI ACWI Index Fund	0%	20%
■ Ivy Emerging Markets Equity Fund	0%	10%
■ Ivy LaSalle Global Real Estate Fund	0%	10%
■ Fixed-Income Funds	35%	75%
■ Investment Grade Bond Funds	20%	75%
■ Ivy Advantus Bond Fund	0%	35%
■ Ivy ProShares S&P 500 Bond Index Fund	0%	35%
■ Waddell & Reed Advisors Bond Fund	0%	35%
■ Waddell & Reed Advisors Government Securities Fund	0%	35%
■ Non-Investment Grade Bond Funds	0%	30%
■ Ivy Apollo Strategic Income Fund	0%	20%
■ Ivy Global Bond Fund	0%	20%
■ Ivy High Income Fund	0%	20%
■ Ivy ProShares Interest Rate Hedged High Yield Index Fund	0%	20%
■ Short-Term Bond Funds	0%	25%
■ Ivy Government Money Market Fund	0%	25%
■ Ivy Limited-Term Bond Fund	0%	25%

3) Effective September 18, 2017, the maximum initial sales charge will be lowered to 2.50% for each Portfolio.

■	On that date, the following replaces the chart titled “Shareholder Fees” in each Portfolio’s summary section of its prospectus:

Shareholder Fees

(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	[1]
Maximum Annual Maintenance Fee	$20